Acquisitions and Equity Method Investments	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments [Line Items]
ACQUISITIONS AND EQUITY METHOD INVESTMENTS

2. ACQUISITIONS AND EQUITY METHOD INVESTMENTS

On February 21, 2023, the Company completed the acquisition via a stock purchase agreement (“SPA”) signed on April 28, 2022, and applicable amendments by and between the Company and Unique Logistics Holdings Limited, a Hong Kong corporation (the “ULHK”), whereby the Company acquired all ULHK’s share capital in eight (8) of ULHK’s (“ULHK Entities Acquisition”) operating subsidiaries as follows:

Name of acquired operating subsidiary	Purchased Percentage	Designation
Unique Logistics International (H.K.) Limited	100%	Consolidated subsidiary
Unique Logistics International (Vietnam) Co., Ltd.	65%	Consolidated subsidiary
ULI (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (India) Private Ltd.	65%	Consolidated subsidiary
ULI (North & East China) Company Limited	50%	Equity-method investment
Unique Logistics International Co., Ltd	50%	Equity-method investment
TGF Unique Limited	49.99%	Equity-method investment

Purchase Price

The total fair value of the consideration recorded as of the acquisition date was $28.8 million ($16.5 million net of $12.3 million cash acquired as part of operating capital).

	Maturity Date	Description		Fair Value	Interest rate
Cash at closing				$3,500,000

Promissory Notes	3/7/2023	Note 1 to ULHK		4,500,000	15.0%
	4/7/2023	Note 2 to ULHK		5,000,000	15.0%
	6/30/2023	Note 3 to ULHK		5,000,000	15.0%
	2/21/2025	Note 4 to ULHK		1,000,000	—
	2/21/2025	Note 5 to FTS		500,000	—
	7/31/2024	Note 6 to ULHK	(Taiwan)	2,000,000	—
	7/31/2024	Note 7 to ULHK	(Vietnam)	1,000,000	—
				19,000,000

Contingent considerations	10/31/2023	Note 8 to ULHK		2,500,000	15.0%
	2/21/2024	Note 9 to ULHK		2,000,000	—
	2/21/2024	Earnout payment		1,750,000
				6,250,000
Purchase Price				$28,750,000

Promissory Notes

As part of the acquisition, the Company issued certain promissory notes consisting of the following:

Promissory Note 1 in the principal amount of $4,500,000 which matures March 7, 2023, having an interest rate of 15%.

Promissory Note 2 in the principal amount of $5,000,000 which matures April 7, 2023, having an interest rate of 15%.

Promissory Note 3 in the principal amount of $5,000,000 which matures June 30, 2023, having an interest rate of 15%

Promissory Note 4 in the principal amount of $1,000,000 which matures February 21, 2025 and bearing no interest.

Promissory Note 5 in the principal amount of $500,000 for the remaining 35% share capital of Unique Logistics International (India) Private Ltd. acquired by the Company from Frangipani Trade Services, Inc. (“FTS”), a New York corporation owned by Sunandan Ray, Chief Executive Officer of the Company, maturing February 21, 2025 and bearing no interest.

Promissory Note 6 in the principal amount of $2,000,000 due June 30, 2023 (the “Initial Taiwan Maturity Date”), bearing no interest and payable on: (a) July 15, 2023, provided that all government and other regulatory approvals necessary or required by Taiwan in order to consummate the Transaction as the same relates to Unique-Taiwan (the “Taiwan Approvals”) have been received by the Initial Taiwan Maturity Date; or (b) in the event that the Taiwan Approvals have not been received by the Taiwan Maturity Date, payment under this promissory note will be due and payable within fifteen (15) days of receipt of the Taiwan Approvals. This promissory note was issued in lieu of cash otherwise due under the original Local SPA in respect of the Purchased Shares of Unique-Taiwan. The Company received the required approvals with respect to Unique-Taiwan on June 1, 2023 and the Company and ULHK entered into an amended and restated promissory note with respect to the Purchased Shares in Unique-Taiwan on August 31, 2023, to extend its maturity date to July 31, 2024 and to provide for interest to be accrued at an annual rate of 15%.

Promissory Note 7 in the principal amount of $1,000,000 due June 30, 2023 (the “Initial Vietnam Maturity Date”), bearing no interest and payable on: (a) July 15, 2023, provided that all government and other regulatory approvals necessary or required by Vietnam in order to consummate the Transaction as the same relates to Unique-Vietnam (the “Vietnam Approvals”) have been received by the Initial Vietnam Maturity Date; or (b) in the event that the Vietnam Approvals have not been received by the Vietnam Maturity Date, payment under this promissory note will be due and payable within fifteen (15) days of receipt of the Vietnam Approvals. This promissory note was issued in lieu of cash otherwise due under the original Local SPA in respect of the Purchased Shares of Unique-Vietnam. The Vietnam Approvals are yet to be obtained. As of September 8, 2023, the Company and ULHK entered into an amendment to the promissory note with respect to the Purchased Shares in Unique-Vietnam that extended the maturity date of that note to 12 months after receipt of the Vietnam approvals, although as we have not received the required approvals with respect to Unique-Vietnam this note has not yet become payable.

Contingent Considerations

As part of ULHK Entities Acquisition the Company issued two additional promissory notes, in lieu of cash, as payment of certain milestones set forth in the SPA that were already achieved:

•        Promissory Note 8 in the principal amount of $2,500,000 originally due on June 30, 2023, having an interest rate of 15%. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA. Subsequently this note was adjusted to reflect Net Asset Adjustments related to the entities acquired and the maturity date was extended to October 31, 2023. As of May 31, 2023, the face value of the note approximated its fair value at $2,500,000 and interest was accrued accordingly.

•        Promissory Note 9 in the principal amount of $2,000,000 due on February 21, 2024, and bearing no interest. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA

In addition to the purchase price discussed above, ULHK was eligible for a one-time cash earn-out payment in the amount of (i) $2,500,000, if the EBITDA of the Company’s acquired portion of the subsidiaries acquired from ULHK Purchased Shares, in the aggregate, exceeded $5,000,000 for the one-year period beginning on July 1, 2022 and ending June 30, 2023 (the “Earn Out Period”), or (ii) $2,000,000, if the EBITDA of the Company’s acquired portion of the subsidiaries acquired from ULHK Purchased Shares, in the aggregate, it was equal to or less than $5,000,000 but exceeded $4,500,000, for the Earn Out Period, in each case, to be paid by the Company within 90 days of June 30, 2023. At the date of acquisition, management estimated fair value of the earnout payment based on the actual up to date performance of the acquired entities and the probability of the earn out payment occurrence to be at $1,750,000 as of February 28, 2023. Subsequent to year end, it was confirmed that the applicable milestones were not achieved, and this contingency was released through the statement of operations as a change in fair value of the contingent liability in the amount of $1.8 million as a non-recurring level 3 measurement.

In accordance with Amendment No. 1 to the Stock Purchase Agreement. $1.0 million of the cash portion of the purchase price was used to establish a reserve against certain potential existing and contingent liabilities relating to certain of the ULHK Entities that had not been disclosed to the Company as of the date of the original Stock Purchase Agreement. To the extent that any claims related to such undisclosed liabilities are asserted on or before February 20, 2024, any amounts that the relevant ULHK Entities pay upon settlement or are found liable for by a competent court, tribunal or governmental authority will be paid to Unique Logistics up to the $1.0 million amount of the reserve. If no such claims are made then the entire $1.0 million reserve, or the amount left, if any, after deducting such settlement or liability amounts, will be released to ULHK. The Company and ULHK are still in the process of evaluating the impact of potential tax issues in Unique-Vietnam and any potential liabilities resulting therefrom that the Company would be responsible for and that would be reimbursable pursuant to the reserve. The Company and ULHK have also discussed reducing the amount of the $2.0 million Promissory Note 9 due and payable on February 21, 2024, by the amount of any such liabilities in lieu of having the Company reimbursed from the monies held in reserve.

Purchase Price Allocation

The Company obtained full control of five subsidiaries during the acquisition identified above and consolidated these subsidiaries as of the acquisition date. US GAAP requires an acquirer to recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquirer at the acquisition date, measured at their fair values as of that date. The acquisition method of accounting requires extensive use of estimates and judgments to allocate the considerations transferred to the identifiable tangible and intangible assets acquired and liabilities assumed.

The following summarizes estimates of fair values of the assets acquired and liabilities assumed as of May 31, 2023:

	Initial Purchase Price Allocation	Measurement Period Adjustment	Updated Purchase Price Allocation
Assets Acquired:
Cash	$12,328,319	$—	$12,328,319
Current Assets	23,904,207	—	23,904,207
Equity in net assets of affiliated companies	5,368,959	—	5,368,959
Identifiable intangible assets	6,515,000	—	6,515,000
Other noncurrent assets	2,367,272	—	2,367,272
	50,483,757	—	50,483,757
Liabilities Assumed:
Current liabilities	(27,326,110)	(6,574,412)	(33,900,522)
Noncurrent liabilities	(327,861)	—	(327,861)
	(27,653,971)	(6,574,412)	(34,228,383)
Less noncontrolling interest	(3,558,263)	—	(3,558,263)
Goodwill	9,478,477	6,574,412	16,052,889
Purchase Price	$28,750,000	$—	$28,750,000

The total amount of goodwill recognized during the initial transaction was $9,478,477 recorded on the balance sheet. Subsequently, goodwill was adjusted for the impact of deferred income tax liability related to the acquisitions and accounted for it as a measurement period adjustment in the amount of $6,574,412. The goodwill acquired is primarily attributable to the workforce retained of the acquired businesses and synergies expected to arise after the Company’s acquisition of the above operating subsidiaries. The measurement period arose from the adoption of a policy at the time of the acquisition to currently remit a portion of the earnings and profits of the acquired subsidiaries and recognition of the related income tax liabilities.

The Company paid approximately $0.5 million of closing costs for legal, accounting, and other professional fees that were expensed during the year ended May 31, 2023.

Identifiable intangible assets and their amortization periods are estimated as follows:

	Cost Basis	Useful Life
Customer relationships	$6,292,000	7 years
Non-compete agreements	223,000	1 year
	$6,515,000

Amortization of these acquired intangibles is included in Note 5, Intangible Assets.

Equity Method Investments

The following summarizes financial information at fair value for the equity-method investments at the acquisition date:

Fair Value
Current assets	$17,493,164
Noncurrent assets	152,658
Total assets	17,645,822
Current liabilities	6,907,904
Noncurrent liabilities	—
Total liabilities	6,907,904
Net assets of the equity investee	10,737,918
Equity attributable to non-controlling interest	(5,368,959)
Total equity method investment attributable to registrant	5,368,959

Pro Forma Information (Unaudited)

The results of operations of eight entities that the Company acquired on February 21, 2023, have been included in our May 31, 2023, consolidated financial statements as follows: 7 days of these entities operations in February 2023, and two full months ended March 31 and April 30, 2023, based on the Company’s decision to include earnings from consolidated subsidiaries and equity method investments on a one-month lag basis.

The following unaudited pro forma financial information represents a summary of the consolidated results of operations for the years ended May 31, 2022, assuming the acquisitions had been completed as of June 1, 2021, the first day of the period presented. The proforma adjustments include the elimination of intercompany revenue and expense transactions. The pro forma financial information is not necessarily indicative of the results of operations that would have been achieved if the acquisitions had been effective as of these dates, or of future results.

	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Revenue, net	$416,289,385	$1,271,514,041
Net Income attributable to registrant	11,742,885	26,095,482
Weighted average shares of common stock outstanding, basic	785,412,500	605,817,180
Weighted average shares of common stock outstanding, diluted	9,664,238,154	9,593,656,369
Net income per share, basic	$0.02	$0.04
Net income per share, diluted	$0.00	$0.00